Deposits with Brokers	12 Months Ended
Dec. 31, 2014
Deposits with Brokers
Deposits with Brokers

Note 3. Deposits with Brokers

The Partnership, through the Trading Companies, deposits assets with clearing brokers subject to CFTC regulations and various exchange and broker requirements. Margin requirements may be satisfied by the deposit of U.S. Treasury bills, Government- sponsored enterprise securities and/or cash with such clearing brokers. The Partnership earns interest income on its assets deposited with the clearing brokers.